RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management [Abstract]
Schedule of Market Risk
The following table provides the impact on net income and other comprehensive income [“OCI”] of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2020:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	(75,123)	1,511	75,123	(1,511)
Australian dollar	389	761	(389)	(761)
Hong Kong dollar	127	—	(127)	—
The following table provides the impact on net income and OCI of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2019:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	12,489	—	(12,489)	—
Australian dollar	(220)	552	220	(552)
Hong Kong dollar	106	—	(106)	—

Schedule of Contractual Maturities
CI’s liabilities have contractual maturities, excluding interest payments, as follows:

	Total	2021	2022	2023	2024	2025	2027	2030
	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	308,797	308,797	—	—	—	—	—	—
Dividends payable	75,297	75,297	—	—	—	—	—	—
Client and trust funds payable	961,080	961,080	—	—	—	—	—	—
Long-term debt	2,466,027	200,000	—	325,000	350,000	450,000	250,000	891,027
Deferred consideration	96,855	96,855	—	—	—	—	—	—
Contingent consideration	131,122	29,695	25,023	23,829	52,575	—	—	—
Put option	109,394	103,862	2,449	—	1,432	—	1,651	—
Total	4,148,572	1,775,586	27,472	348,829	404,007	450,000	251,651	891,027
The approximate future minimum annual rental payments under such leases are as follows:

$
2021	17,708
2022	16,529
2023	15,141
2024	14,704
2025	12,684
2026+	8,725

Schedule of Credit Risk
Securities lending and borrowing agreements consist of the following as at December 31, 2020:

	Cash	Securities
	$	$
Loaned or delivered as collateral	12,321	11,523
Borrowed or received as collateral	31,862	30,520
Securities lending and borrowing agreements consist of the following as at December 31, 2019:

	Cash	Securities
	$	$
Loaned or delivered as collateral	10,958	11,176
Borrowed or received as collateral	13,051	13,657